The sub-section entitled “Portfolio Manager(s)” beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below.

Portfolio Manager	Since	Title
Joseph C. Flaherty, Jr.	2007	Investment Officer of MFS
Natalie I. Shapiro	2007	Investment Officer of MFS
Curt Custard	2008	Investment Officer of UBS
Jonathan Davies	2010	Investment Officer of UBS
Andreas Koester	2010	Investment Officer of UBS
Phillip Torres	July 2010	Investment Officer of UBS

The sub-section entitled “Portfolio Manager(s)” beneath the main heading "Management of the Fund" is restated in its entirety as follows:

Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Joseph C. Flaherty, Jr.	MFS Lead Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Security Selection	Employed in the Investment area of MFS since 1993
Natalie I. Shapiro	MFS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Security Selection	Employed in the investment area of MFS since 1997
Curt Custard	UBS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Managing Market Exposure and Currency Exposure	Employed in the investment area of UBS since 2008; Global Head of multi-asset solutions at Schroders Investment Management from 2004 to 2008
Jonathan Davies	UBS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Managing Currency Exposure	Employed in the investment area of UBS Global Asset Management since 2002
Andreas Koester	UBS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Managing Market Exposure	Employed in the investment area of UBS Global Asset Management since 2009; Head of US & European Multi-Asset Solutions at Schroders Investment Management from 2005 to 2009
Phillip Torres	UBS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Managing Market Exposure
Employed in the investment area of UBS Global Asset Management since 2010; Portfolio Manager at ForSix Asset Management from 2009 to 2010. Portfolio Manager at Vara Capital Management from 2005 to 2009